ACCOUNTS PAYABLES (Tables)	6 Months Ended
Jun. 30, 2022
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accounts payables

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$
Pool participants payable*	53,400	25,823
Utility cost payable	983	1,547
Others	55	41
	54,438	27,411

* Pool participants payable represents payments to pool participants in the mining pool business which are settled in cryptocurrencies.